FORM 13F HOLDINGS REPORT


13F-HR
10/15/2007 FRANCIS M.REPS
0001073402
7j@eeabd
REPS FRANCIS M.
1


FRAN YOUNGER
(805) 545-7712
MOMYOUNGER@aol.com


13F-HR
Form 13F Holdings Report

UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                WASHINGTON, D.C. 20549



FORM 13F


FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30th, 2007




Check here if amendment  [ ];   Amendment Number
This amendment (check only one) :  [  ]  is a restatement
                                   [   ]  adds new holdings entries


Institutional Investment Manager filing this report:

Name:                  Francis M. Reps
Address:               P.O.Box 5727, Bellingham, WA 98227-5727


13F File Number:    28-7362

The institutional investment manager filing this report
And the person by who it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:       Fran Younger
Title:      Assistant
Phone:      805-545-7712

Signature, place and date of signing:

Fran Younger              San Luis Obispo, CA       October 15th, 2007


Report type (check only one):

[ X ]    13F HOLDINGS REPORT
[     ]    13F NOTICE
[     ]    13F COMBINATION REPORT


List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F HOLDINGS REPORTREPORT SUMMARY

Number of Other Included Managers:             0

Form 13F Table Entry Total:                           1

Form 13F Table Information Value Total:       $101,559,103.20

NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
SHARES/SH/PRN
INVESTMT OTHER
VOTING AUTHORITY
SOLE/SHARED/NONE


(X$1000)

PRN AM
DSCRETN MGRS











ENERPLUS RESOURCE COM   29274D604	42824  907306   SH   SOLE  907306
NEWMONT MINING    COM   651639106   13508	 302000   SH   SOLE  302000
PENGROWTH ENERGY  COM    70690210    9420  500000   SH   SOL   500000
PERMIAN BASIN	COM	714236106   10624  699000   SH   SOLE  699000
SAN JUAN ROYALTY  COM   798241105   25181  745000   SH   SOLE  745000